Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in property, plant, and equipment:
Balance, beginning of period	€ 4,235,027
Additions - depreciation	(804,647)	€ (742,566)	€ (738,201)
Balance, ending of period	4,152,682	4,235,027
Contractual commitments for acquisition of property, plant and equipment	€ 25,410
Minimum
Changes in property, plant, and equipment:
Term of unconditional purchase agreements of property, plant and equipment	1 year
Maximum
Changes in property, plant, and equipment:
Term of unconditional purchase agreements of property, plant and equipment	5 years
Less than 1 year
Changes in property, plant, and equipment:
Contractual commitments for acquisition of property, plant and equipment	€ 14,656
Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	10,273,866	9,387,234
Foreign currency translation	410,049	514,979
Changes in consolidation group	(13,558)	11,863
Additions	620,566	738,900
Reclassifications	40,599	37,814
Disposals	(374,993)	(416,924)
Balance, ending of period	10,956,529	10,273,866	9,387,234
Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(6,038,839)	(5,330,370)
Foreign currency translation	(235,211)	(296,139)
Changes in consolidation group	10,671	2,663
Additions - depreciation	(804,647)	(742,566)
Impairment	(31,527)	(9,517)
Reclassifications	(587)	(14,436)
Disposals	296,293	351,526
Balance, ending of period	(6,803,847)	(6,038,839)	(5,330,370)
Land
Changes in property, plant, and equipment:
Balance, beginning of period	70,105
Balance, ending of period	68,627	70,105
Land | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	70,691	69,582
Foreign currency translation	(3,002)	147
Changes in consolidation group	(65)	93
Additions	1,842	4
Reclassifications	(261)	2,446
Disposals	(47)	(1,581)
Balance, ending of period	69,158	70,691	69,582
Land | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(586)	(1,317)
Foreign currency translation	41	10
Reclassifications	14
Disposals		721
Balance, ending of period	(531)	(586)	(1,317)
Buildings and improvements
Changes in property, plant, and equipment:
Balance, beginning of period	1,657,025
Balance, ending of period	1,599,163	1,657,025
Buildings and improvements | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	4,129,180	3,613,172
Foreign currency translation	192,505	251,338
Changes in consolidation group	(15,357)	2,568
Additions	30,248	60,173
Reclassifications	192,974	277,232
Disposals	(158,052)	(75,303)
Balance, ending of period	4,371,498	4,129,180	3,613,172
Buildings and improvements | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(2,472,155)	(2,098,019)
Foreign currency translation	(118,465)	(154,893)
Changes in consolidation group	7,709	1,795
Additions - depreciation	(287,845)	(260,532)
Impairment	(18,840)	(3,870)
Reclassifications	799	(11,803)
Disposals	116,462	55,167
Balance, ending of period	(2,772,335)	(2,472,155)	(2,098,019)
Machinery and equipment
Changes in property, plant, and equipment:
Balance, beginning of period	2,113,564
Balance, ending of period	2,131,989	2,113,564
Machinery and equipment | Subject to operating leases
Changes in property, plant, and equipment:
Balance, beginning of period	778,887
Balance, ending of period	811,991	778,887
Machinery and equipment | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	5,679,662	5,233,002
Foreign currency translation	208,366	243,941
Changes in consolidation group	(3,153)	9,232
Additions	363,609	419,897
Reclassifications	127,282	103,355
Disposals	(212,796)	(329,765)
Balance, ending of period	6,162,970	5,679,662	5,233,002
Machinery and equipment | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(3,566,098)	(3,231,034)
Foreign currency translation	(116,787)	(141,256)
Changes in consolidation group	2,962	868
Additions - depreciation	(516,802)	(482,034)
Impairment	(12,687)	(5,647)
Reclassifications	(1,400)	(2,633)
Disposals	179,831	295,638
Balance, ending of period	(4,030,981)	(3,566,098)	(3,231,034)
Construction in progress
Changes in property, plant, and equipment:
Balance, beginning of period	394,333
Balance, ending of period	352,903	394,333
Construction in progress | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	394,333	471,478
Foreign currency translation	12,180	19,553
Changes in consolidation group	5,017	(30)
Additions	224,867	258,826
Reclassifications	(279,396)	(345,219)
Disposals	(4,098)	(10,275)
Balance, ending of period	352,903	394,333	€ 471,478
Production plant and associated machines impacted by economic sanctions imposed on Russia | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Impairment	(28,949)
Hyperinflationary economies
Changes in property, plant, and equipment:
Balance, beginning of period	49,484
Balance, ending of period	82,201	49,484
Hyperinflationary economies | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	97,200
Balance, ending of period	169,705	97,200
Hyperinflationary economies | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(47,716)
Balance, ending of period	(87,504)	(47,716)
Hyperinflationary economies | Land
Changes in property, plant, and equipment:
Balance, beginning of period	3,604
Balance, ending of period	5,029	3,604
Hyperinflationary economies | Land | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	3,604
Balance, ending of period	5,029	3,604
Hyperinflationary economies | Buildings and improvements
Changes in property, plant, and equipment:
Balance, beginning of period	21,944
Balance, ending of period	31,837	21,944
Hyperinflationary economies | Buildings and improvements | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	34,989
Balance, ending of period	51,767	34,989
Hyperinflationary economies | Buildings and improvements | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(13,045)
Balance, ending of period	(19,930)	(13,045)
Hyperinflationary economies | Machinery and equipment
Changes in property, plant, and equipment:
Balance, beginning of period	21,880
Balance, ending of period	42,174	21,880
Hyperinflationary economies | Machinery and equipment | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	56,545
Balance, ending of period	109,730	56,545
Hyperinflationary economies | Machinery and equipment | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(34,665)
Balance, ending of period	(67,556)	(34,665)
Hyperinflationary economies | Construction in progress
Changes in property, plant, and equipment:
Balance, beginning of period	2,056
Balance, ending of period	3,161	2,056
Hyperinflationary economies | Construction in progress | Gross carrying amount
Changes in property, plant, and equipment:
Balance, beginning of period	2,062
Balance, ending of period	3,179	2,062
Hyperinflationary economies | Construction in progress | Accumulated depreciation / amortization / impairment
Changes in property, plant, and equipment:
Balance, beginning of period	(6)
Balance, ending of period	€ (18)	€ (6)